Consolidated Statement of Cash Flows - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
OPERATING ACTIVITIES
Net income		$ 12,711,000	$ 12,431,000
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses		890,000	840,000
Investment securities gains on sale, net	[1]	(194,000)
(Gain) loss on equity securities	[1]	(94,000)	9,000
Depreciation and amortization of premises and equipment, net		1,039,000	951,000
Software amortization expense		638,000	605,000
Financing lease amortization expense		360,000
Amortization of premium and discount on investment securities, net		259,000	419,000
Accretion of deferred loan fees, net		(753,000)	(868,000)
Amortization of core deposit intangibles		341,000	352,000
Stock-based compensation expense		644,000	467,000
Origination of loans held for sale		(19,845,000)	(13,196,000)
Proceeds from sale of loans		19,655,000	13,293,000
Gain on sale of loans		(433,000)	(231,000)
Earnings on bank-owned life insurance	[1]	(431,000)	(428,000)
Deferred income tax		327,000	(241,000)
Net gain on other real estate owned		(123,000)	(55,000)
Decrease (increase) in accrued interest receivable		162,000	(345,000)
Increase in accrued interest payable		173,000	166,000
Other, net		(1,867,000)	112,000
Net cash provided by operating activities		13,459,000	14,281,000
INVESTING ACTIVITIES
Proceeds from repayments and maturities		17,687,000	7,280,000
Proceeds from sale of securities		12,324,000	0
Purchases		(34,961,000)	(12,999,000)
Decrease (increase) in loans, net		6,932,000	(68,796,000)
Proceeds from the sale of other real estate owned		360,000	163,000
Purchase of premises and equipment		(1,897,000)	(2,101,000)
Purchase of restricted stock		(169,000)	(90,000)
Net cash provided by (used in) investing activities		276,000	(76,543,000)
FINANCING ACTIVITIES
Net increase in deposits		4,776,000	137,873,000
(Decrease) increase in short-term borrowings, net		(85,323,000)	15,691,000
Net repayment of other borrowings		(426,000)	(20,262,000)
Restricted stock cash portion		(44,000)
Stock options exercised		4,000	168,000
Proceeds from dividend reinvestment and purchase plan		372,000	618,000
Repurchase of treasury shares		(2,229,000)
Cash dividends		(3,685,000)	(3,779,000)
Net cash (used in) provided by financing activities		(86,555,000)	130,309,000
(Decrease) increase in cash and cash equivalents		(72,820,000)	68,047,000
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR		107,933,000	39,886,000
CASH AND CASH EQUIVALENTS AT END OF YEAR		35,113,000	107,933,000
Cash paid during the year for:
Interest on deposits and borrowings		12,967,000	9,743,000
Income taxes		2,705,000	2,125,000
Noncash operating transactions:
Operating lease assets added to other, net		(1,071,000)
Operating lease liabilities added to other, net		1,071,000
Noncash investing transactions:
Transfers from loans to other real estate owned		122,000	166,000
Transfer of equity securities from investment securities available for sale, at fair value			(625,000)
Finance lease assets added to premises and equipment		(4,373,000)
Noncash financing transactions:
Finance lease liabilities added to borrowed funds		$ 4,373,000

[1]	Not within scope of ASC 606